Segment Information (Reconciliation of Segment Totals to Consolidated Financial Statement Amounts) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Segment revenues:
Revenues	¥ 2,434,864	¥ 2,862,771	¥ 2,678,659
Segment profits:
Total segment profits	329,438	336,195	329,224
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	(404)	(452)	(432)
Income before Income Taxes	395,730	435,501	424,965
Segment assets:
Allowance for Doubtful Receivables on Direct Financing Leases and Probable Loan Losses	(58,011)	(54,672)	(59,227)	¥ (60,071)
Trade Notes, Accounts and Other Receivable	280,590	294,773
Other corporate assets	1,462,104	1,437,614
Assets	12,174,917	11,425,982	11,231,895
Operating Segment
Segment revenues:
Revenues	2,447,272	2,873,343	2,688,258
Segment profits:
Total segment profits	401,395	429,078	420,911
Segment assets:
Assets	9,997,698	9,098,918	9,201,921
Corporate, Non-Segment
Segment revenues:
Revenues	8,655	8,531	9,244
Segment profits:
Corporate losses	(10,012)	(4,329)	(3,633)
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	4,347	10,752	7,687
Segment assets:
Cash and cash equivalents, restricted cash	1,283,580	1,405,117	1,133,212
Allowance for Doubtful Receivables on Direct Financing Leases and Probable Loan Losses	(58,011)	(54,672)	(59,227)
Trade Notes, Accounts and Other Receivable	280,590	294,773	283,427
Other corporate assets	671,060	681,846	672,562
Intersegment Eliminations
Segment revenues:
Revenues	¥ (21,063)	¥ (19,103)	¥ (18,843)